BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock par value (in Dollars per share)	$ 0.10	$ 0.10	$ 0.10
Preferred stock, shares authorized (in Shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in Shares)	0	0	0
Preferred stock, shares outstanding (in Shares)	0	0	0
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)	50,000,000	50,000,000	50,000,000
Common stock, shares issued (in Shares)	15,735,885	10,820,600	10,820,600
Common stock, shares outstanding (in Shares)	15,735,885	10,820,600	10,820,600